Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Inventory provision	$ 59,311,654	$ 12,645,248
Inventory Write-down	62,311,983	36,708,352
Net Realizable Value (NRV) [Member]
Inventories [Line Items]
Inventory Write-down	$ 3,000,329	$ 24,063,104